Expense Example	Oct. 31, 2024 USD ($)
American Funds Retirement Income Portfolio - Conservative | American Funds Retirement Income Portfolio - Conservative | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 632
Expense Example, with Redemption, 3 Years	753
Expense Example, with Redemption, 5 Years	885
Expense Example, with Redemption, 10 Years	1,270
American Funds Retirement Income Portfolio - Conservative | American Funds Retirement Income Portfolio - Conservative | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	235
Expense Example, with Redemption, 3 Years	421
Expense Example, with Redemption, 5 Years	729
Expense Example, with Redemption, 10 Years	1,398
American Funds Retirement Income Portfolio - Conservative | American Funds Retirement Income Portfolio - Conservative | Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	307
Expense Example, with Redemption, 3 Years	428
Expense Example, with Redemption, 5 Years	560
Expense Example, with Redemption, 10 Years	946
American Funds Retirement Income Portfolio - Conservative | American Funds Retirement Income Portfolio - Conservative | Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
American Funds Retirement Income Portfolio - Conservative | American Funds Retirement Income Portfolio - Conservative | Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	505
American Funds Retirement Income Portfolio - Conservative | American Funds Retirement Income Portfolio - Conservative | Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	381
American Funds Retirement Income Portfolio - Conservative | American Funds Retirement Income Portfolio - Conservative | Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	134
Expense Example, with Redemption, 3 Years	418
Expense Example, with Redemption, 5 Years	723
Expense Example, with Redemption, 10 Years	1,590
American Funds Retirement Income Portfolio - Conservative | American Funds Retirement Income Portfolio - Conservative | Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	130
Expense Example, with Redemption, 3 Years	406
Expense Example, with Redemption, 5 Years	702
Expense Example, with Redemption, 10 Years	1,545
American Funds Retirement Income Portfolio - Conservative | American Funds Retirement Income Portfolio - Conservative | Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
American Funds Retirement Income Portfolio - Conservative | American Funds Retirement Income Portfolio - Conservative | Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	351
Expense Example, with Redemption, 10 Years	786
American Funds Retirement Income Portfolio - Conservative | American Funds Retirement Income Portfolio - Conservative | Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	443
American Funds Retirement Income Portfolio - Conservative | American Funds Retirement Income Portfolio - Conservative | Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	381
American Funds Retirement Income Portfolio - Conservative | American Funds Retirement Income Portfolio - Conservative | Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	595
Expense Example, with Redemption, 10 Years	1,317
American Funds Retirement Income Portfolio - Conservative | American Funds Retirement Income Portfolio - Conservative | Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	138
Expense Example, with Redemption, 5 Years	241
Expense Example, with Redemption, 10 Years	542
American Funds Retirement Income Portfolio - Moderate | American Funds Retirement Income Portfolio - Moderate | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	633
Expense Example, with Redemption, 3 Years	756
Expense Example, with Redemption, 5 Years	891
Expense Example, with Redemption, 10 Years	1,282
American Funds Retirement Income Portfolio - Moderate | American Funds Retirement Income Portfolio - Moderate | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	235
Expense Example, with Redemption, 3 Years	421
Expense Example, with Redemption, 5 Years	729
Expense Example, with Redemption, 10 Years	1,401
American Funds Retirement Income Portfolio - Moderate | American Funds Retirement Income Portfolio - Moderate | Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	306
Expense Example, with Redemption, 3 Years	425
Expense Example, with Redemption, 5 Years	555
Expense Example, with Redemption, 10 Years	934
American Funds Retirement Income Portfolio - Moderate | American Funds Retirement Income Portfolio - Moderate | Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	822
American Funds Retirement Income Portfolio - Moderate | American Funds Retirement Income Portfolio - Moderate | Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	505
American Funds Retirement Income Portfolio - Moderate | American Funds Retirement Income Portfolio - Moderate | Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	32
Expense Example, with Redemption, 3 Years	100
Expense Example, with Redemption, 5 Years	174
Expense Example, with Redemption, 10 Years	393
American Funds Retirement Income Portfolio - Moderate | American Funds Retirement Income Portfolio - Moderate | Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	134
Expense Example, with Redemption, 3 Years	418
Expense Example, with Redemption, 5 Years	723
Expense Example, with Redemption, 10 Years	1,590
American Funds Retirement Income Portfolio - Moderate | American Funds Retirement Income Portfolio - Moderate | Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	660
Expense Example, with Redemption, 10 Years	1,455
American Funds Retirement Income Portfolio - Moderate | American Funds Retirement Income Portfolio - Moderate | Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	1,131
American Funds Retirement Income Portfolio - Moderate | American Funds Retirement Income Portfolio - Moderate | Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	351
Expense Example, with Redemption, 10 Years	786
American Funds Retirement Income Portfolio - Moderate | American Funds Retirement Income Portfolio - Moderate | Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	116
Expense Example, with Redemption, 5 Years	202
Expense Example, with Redemption, 10 Years	456
American Funds Retirement Income Portfolio - Moderate | American Funds Retirement Income Portfolio - Moderate | Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	32
Expense Example, with Redemption, 3 Years	100
Expense Example, with Redemption, 5 Years	174
Expense Example, with Redemption, 10 Years	393
American Funds Retirement Income Portfolio - Moderate | American Funds Retirement Income Portfolio - Moderate | Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	601
Expense Example, with Redemption, 10 Years	1,329
American Funds Retirement Income Portfolio - Moderate | American Funds Retirement Income Portfolio - Moderate | Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	148
Expense Example, with Redemption, 5 Years	258
Expense Example, with Redemption, 10 Years	579
American Funds Retirement Income Portfolio - Enhanced | American Funds Retirement Income Portfolio - Enhanced | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	633
Expense Example, with Redemption, 3 Years	756
Expense Example, with Redemption, 5 Years	891
Expense Example, with Redemption, 10 Years	1,282
American Funds Retirement Income Portfolio - Enhanced | American Funds Retirement Income Portfolio - Enhanced | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	236
Expense Example, with Redemption, 3 Years	425
Expense Example, with Redemption, 5 Years	734
Expense Example, with Redemption, 10 Years	1,409
American Funds Retirement Income Portfolio - Enhanced | American Funds Retirement Income Portfolio - Enhanced | Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	307
Expense Example, with Redemption, 3 Years	428
Expense Example, with Redemption, 5 Years	560
Expense Example, with Redemption, 10 Years	946
American Funds Retirement Income Portfolio - Enhanced | American Funds Retirement Income Portfolio - Enhanced | Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
American Funds Retirement Income Portfolio - Enhanced | American Funds Retirement Income Portfolio - Enhanced | Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	235
Expense Example, with Redemption, 10 Years	530
American Funds Retirement Income Portfolio - Enhanced | American Funds Retirement Income Portfolio - Enhanced | Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	33
Expense Example, with Redemption, 3 Years	103
Expense Example, with Redemption, 5 Years	180
Expense Example, with Redemption, 10 Years	406
American Funds Retirement Income Portfolio - Enhanced | American Funds Retirement Income Portfolio - Enhanced | Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	134
Expense Example, with Redemption, 3 Years	418
Expense Example, with Redemption, 5 Years	723
Expense Example, with Redemption, 10 Years	1,590
American Funds Retirement Income Portfolio - Enhanced | American Funds Retirement Income Portfolio - Enhanced | Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	372
Expense Example, with Redemption, 5 Years	644
Expense Example, with Redemption, 10 Years	1,420
American Funds Retirement Income Portfolio - Enhanced | American Funds Retirement Income Portfolio - Enhanced | Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	1,108
American Funds Retirement Income Portfolio - Enhanced | American Funds Retirement Income Portfolio - Enhanced | Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	750
American Funds Retirement Income Portfolio - Enhanced | American Funds Retirement Income Portfolio - Enhanced | Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	505
American Funds Retirement Income Portfolio - Enhanced | American Funds Retirement Income Portfolio - Enhanced | Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	33
Expense Example, with Redemption, 3 Years	103
Expense Example, with Redemption, 5 Years	180
Expense Example, with Redemption, 10 Years	406
American Funds Retirement Income Portfolio - Enhanced | American Funds Retirement Income Portfolio - Enhanced | Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	612
Expense Example, with Redemption, 10 Years	1,352
American Funds Retirement Income Portfolio - Enhanced | American Funds Retirement Income Portfolio - Enhanced | Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	141
Expense Example, with Redemption, 5 Years	246
Expense Example, with Redemption, 10 Years	$ 555